Investor C1 | BlackRock National Municipal Fund
Fund Overview Key Facts About BlackRock National Municipal Fund
Investment Objective
The investment objective of BlackRock National Municipal Fund (the “National Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor C1 BlackRock National Municipal Fund Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]
[1]	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans and fee based programs that have been previously approved by the Fund, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor C1 BlackRock National Municipal Fund Investor C1 Shares
Management Fee	0.43%
Distribution and/or Service (12b-1) Fees	0.80%
Other Expenses	0.11%
Interest Expense	0.03%
Miscellaneous Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.31%	[1]
[1]	As described in the "Management of the Funds" section of the Fund's prospectus on page 32, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.28% (for Investor C1 Shares) of average daily net assets until November 1, 2016. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor C1 | BlackRock National Municipal Fund | Investor C1 Shares | USD ($)	133	422	731	1,610

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the National Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Although Fund management presently intends to invest at least 65% of the Fund's net assets in municipal bonds rated investment grade or in unrated municipal bonds that Fund management believes are of comparable quality, it is possible that in the future the Fund could invest up to 100% of its assets in "junk bonds." Investment grade bonds are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund does not intend to invest more than 35% of its net assets in junk bonds or in unrated bonds that Fund management believes are of comparable quality. This is a non-fundamental policy and may be changed by the Board at any time. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

The Fund may engage in transactions in certain derivatives, such as financial futures contracts and options thereon, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a "TOB Trust"). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests ("TOB Floaters"), which are sold to third party investors, and residual inverse floating rate interests ("TOB Residuals"), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund's 80% policy.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund's investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund's investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund's net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund's performance.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investment in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The Fund and its investment manager will rely on the opinion of issuers' bond counsel and, in the case of derivative securities, sponsors' counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

  Tender Option Bonds and Related Securities Risk — The Fund's participation in tender option bond transactions may reduce the Fund's returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P® Municipal Bond Index and the Custom National Index. Effective as of September 1, 2014, a customized benchmark, referred to as the “Custom National Index,” was added as a performance benchmark against which the Fund measures its performance. Fund management believes that this performance benchmark more accurately reflects the investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor C1 Shares ANNUAL TOTAL RETURNS BlackRock National Municipal Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.82% (quarter ended December 31, 2010). The year-to-date return as of September 30, 2015 was 1.21%.
As of 12/31/14 Average Annual Total Returns
Average Annual Total Returns - Investor C1 - BlackRock National Municipal Fund		1 Year	5 Years	10 Years
Investor C1 Shares		9.45%	5.43%	4.23%
Investor C1 Shares | Return After Taxes on Distributions		9.45%	5.43%	4.23%
Investor C1 Shares | Return After Taxes on Distributions and Sale of Fund Shares		6.70%	5.01%	4.11%
S&P ® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)		9.25%	5.32%	4.93%
Custom National Index (Reflects no deduction for fees, expenses or taxes)	[1]	11.76%	5.57%	4.87%
[1]	The Custom National Index reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.